Pension Plans (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
UK Pension Benefits
Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
Estimated net loss	$ 46
Prior service loss	(21)
US Pension Benefits
Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
Estimated net loss	11
Prior service loss	$ 0